INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

13. INCOME TAXES

Cayman Islands Tax

The Company is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction.

PRC Tax

The Company’s subsidiaries are registered in the PRC as foreign invested enterprises. Under the Laws of the People’s Republic of China on Enterprise Income Tax (the “EIT Law”) which are effective January 1, 2008, the statutory enterprise income tax rate is 25%.

Chongqing Daqo is a foreign invested enterprise established on January 14, 2008 located in Chongqing. During the year ended December 31, 2019 and 2020, the statutory enterprise income tax rate of 25% is applicable to Chongqing Daqo.

Xinjiang Daqo is a foreign-invested enterprise established on February 22, 2011 located in Shihezi Economic Development Area in Xinjiang Autonomous Region. On August 28, 2017, Xinjiang Daqo obtained a HNTE certificate and then renewed it on October 19, 2020, which is valid till 2022. During the years ended December 31, 2018, 2019 and 2020, Xinjiang Daqo was entitled to a preferential tax rate of 15% because of its HNTE status.

Xinjiang Daqo Investment is a foreign-invested enterprise established on March 10, 2011 located in Shihezi Economic Development Area in Xinjiang Autonomous Region. During the year ended December 31, 2020, the statutory enterprise income tax rate of 25% is applicable to Xinjiang Daqo Investment.

During the year ended December 31, 2020, the statutory enterprise income tax rate of 25% is applicable to Xinjiang Daqo Guodi and Xinjiang Daqo Lvchuang, which both located in Shihezi Economic Development Area in Xinjiang Autonomous Region.

Under the current EIT Law and implementation regulations issued by the PRC State Council, an income tax rate of 10% is applicable to interest and dividends payable to investors that are “non-resident enterprises”, which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, to the extent such interest or dividends have their sources within the PRC. The Company’s PRC subsidiaries’ retained earnings have been and will be permanently reinvested to the PRC subsidiaries. Therefore, no dividend withholding tax was accrued.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Group is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2020, the Group’s PRC subsidiaries are subject to examination of the PRC tax authorities. The Company classifies interest and penalties associated with taxes as income tax expense. Such charges were immaterial in the years ended December 31, 2018, 2019 and 2020, respectively.

Income before income taxes from PRC was $87.7 million, $49.8 million and $179.6 million for the years ended December 31, 2018, 2019 and 2020, respectively. Loss before income taxes from outside the PRC was $14.2 million, $12.0 million and $17.5 million for the years ended December 31, 2018, 2019 and 2020, respectively.

Income tax expenses comprise:

	Year ended December 31,
	2018	2019	2020
Current tax expenses	$11,868	$4,941	$29,436
Deferred tax (benefit) expenses	(151)	4,682	(1,254)
Total	$11,717	$9,623	$28,182

The principal components of deferred income tax assets and liabilities from continuing operations are as follows:

	December 31,
	2019	2020
Deferred tax assets:
Long-lived assets depreciation	$1,352	$1,665
Deferred government subsidy	—	60
Net operating loss carried forward	729	709
Sub-total	$2,081	$2,434
Valuation Allowance	(729)	(709)
Total deferred tax assets	$1,352	$1,725

Deferred tax liabilities:
Long-lived assets depreciation	$(5,227)	$(4,540)
Difference in basis of buildings	(1,141)	(646)
Total deferred tax liabilities	$(6,368)	$(5,186)
Deferred tax liabilities, net	$(6,368)	$(3,461)

The principal components of deferred income tax assets and liabilities from discontinued operations are as follows:

	December 31,
	2019	2020
Deferred tax assets:
Net operating loss carried forward	$17,881	$23,079
Government grants related to assets	99	—
Long-lived assets impairment & depreciation	4,284	72
Others	1,066	1,137
Sub-total	23,330	24,288
Valuation allowance	(23,330)	(24,288)
Total deferred tax assets	$—	$—

The changes of valuation allowance are as follows:

	Year ended December 31,
	2018	2019	2020
Beginning balance	$41,316	$27,062	$24,059
Reversal	(12,516)	(2,698)	(626)
Foreign exchange effect	(1,738)	(305)	1,564
Ending Balance	$27,062	$24,059	$24,997

The Group uses the asset and liability method to record related deferred tax assets and liabilities. The Group considers positive and negative evidences to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgement and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group has provided a full valuation allowance for the deferred tax assets relating to Chongqing Daqo, Xinjiang Investment, Xinjiang Daqo Guodi and Xinjiang Daqo Lvchuang as of December 31, 2018, 2019 and 2020 in the amount of $27.1 million, $24.1 million and $25.0million, respectively, as management is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not.

The effective income tax rate from continuing operation is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2018	2019	2020
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(11)%	(14)%	(11)%
Effect of different reversal rate	—	5%	—
Additional tax deductions	(3)%	(3)%	(1)%
Different tax rate in other jurisdictions	5%	12%	4%
Effective tax rate	16%	25%	17%

Xinjiang Daqo enjoys the preferential tax rate of 15%, which may be extended if the requirements of High and New Technology Enterprise are satisfied. The impact of the preferential tax rates decreased income taxes by $7.8million, $5.2 million and $17.4 million for the years of 2018, 2019 and 2020, respectively. The benefit on net income per share was $0.02, $0.02 and $0.05 for the years of 2018, 2019 and 2020, respectively.